Summary of Significant Accounting Policy (Tables)	6 Months Ended
Jun. 24, 2012
Accounting Policies [Abstract]
Allowance for Doubtful Accounts Activity
The following table summarizes the activity in our allowance for doubtful accounts for the years ended December 31, 2011, 2010 and 2009.

	For the Years Ended December 31,
	2011	2010	2009
		(In thousands)
Balance, beginning of year	$(370)	$(325)	$(606)
Provision charged to expense	(107)	(103)	(27)
Amounts written off	20	73	317
Recoveries of bad debt	(5)	(15)	(9)
Balance, end of year	$(462)	$(370)	$(325)